Accounting Policy Changes and Regional Restructure - Summary of Implementation of IFRS 15 (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Deferred tax assets	£ 344	£ 333
Trade and other receivables	685	756
Investments held at fair value	39
Total non-current assets	133,687
Current assets
Trade and other receivables	3,588	4,053
Total current assets	12,655
Total assets	146,342
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	26,606
Other reserves	(333)
Retained earnings	38,557
Owners of the parent	65,444
Non-controlling interests	244
Total equity	65,688	60,981	£ 8,406	£ 5,032
Non-current liabilities
Total non-current liabilities	64,325
Current liabilities
Trade and other payables	10,631
Total current liabilities	16,329
Total equity and liabilities	146,342
Impact of IFRS 15
Non-current assets
Deferred tax assets	340	333
Trade and other receivables	754	756
Investments held at fair value	44	42
Other	125,957	125,957
Total non-current assets	127,095	127,088
Current assets
Trade and other receivables	3,864	4,053
Investments held at fair value	209	65
Other	9,848	9,848
Total current assets	13,921	13,966
Total assets	141,016	141,054
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,602	26,602
Other reserves	(3,401)	(3,392)
Retained earnings	36,906	36,935
Owners of the parent	60,721	60,759
Non-controlling interests	222	222
Total equity	60,943	60,981
Non-current liabilities
Other	64,468	64,468
Total non-current liabilities	64,468	64,468
Current liabilities
Trade and other payables	8,908	8,908
Other	6,697	6,697
Total current liabilities	15,605	15,605
Total equity and liabilities	141,016	141,054
Impact of IFRS 15 | Reported [Member]
Non-current assets
Deferred tax assets		317
Trade and other receivables		756
Investments held at fair value		42
Other		125,957
Total non-current assets		127,072
Current assets
Trade and other receivables		4,053
Investments held at fair value		65
Other		9,848
Total current assets		13,966
Total assets		141,038
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		26,602
Other reserves		(3,395)
Retained earnings		36,983
Owners of the parent		60,804
Non-controlling interests		222
Total equity		61,026
Non-current liabilities
Other		64,468
Total non-current liabilities		64,468
Current liabilities
Trade and other payables		8,847
Other		6,697
Total current liabilities		15,544
Total equity and liabilities		141,038
Impact of IFRS 15 | IFRS 15 Revenue
Non-current assets
Deferred tax assets		16
Total non-current assets		16
Current assets
Total assets		16
Equity – capital and reserves
Other reserves		3
Retained earnings		(48)
Owners of the parent		(45)
Total equity		(45)
Current liabilities
Trade and other payables		61
Total current liabilities		61
Total equity and liabilities		£ 16
Impact of IFRS 15 | Impact of IFRS 9, Financial Assets Reclass [Member]
Non-current assets
Trade and other receivables	(2)
Investments held at fair value	2
Current assets
Trade and other receivables	(144)
Investments held at fair value	144
Equity – capital and reserves
Other reserves	(9)
Retained earnings	9
Impact of IFRS 15 | Impact of IFRS 9, Expected Loss Impairment [Member]
Non-current assets
Deferred tax assets	7
Total non-current assets	7
Current assets
Trade and other receivables	(45)
Total current assets	(45)
Total assets	(38)
Equity – capital and reserves
Retained earnings	(38)
Owners of the parent	(38)
Total equity	(38)
Current liabilities
Total equity and liabilities	£ (38)